UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9160

                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

CORPORATE DEBT OBLIGATIONS--96.1%
Aerospace/Defense--1.5%
DRS Technologies, Inc.
   6.875%, 11/01/13                                $   2,030      $    2,101,050
L-3 Communications Corp.
   5.875%, 1/15/15                                     2,105           2,041,850
Sequa Corp.
   9.00%, 8/01/09                                      1,310           1,444,275
Transdigm, Inc.
   8.375%, 7/15/11                                     2,860           3,031,600
                                                                  --------------
                                                                       8,618,775
                                                                  --------------
Automotive--2.9%
Ford Motor Co.
   7.45%, 7/16/31                                      1,775           1,481,798
Ford Motor Credit Co.
   4.95%, 1/15/08                                      2,130           2,031,852
General Motors
   7.75%, 3/15/36 (a)                                  4,570           1,279,600
HLI Operating Co., Inc.
   10.50%, 6/15/10                                     1,927           1,888,460
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13                                     2,723           2,695,769
Navistar International Corp.
   6.25%, 3/01/12(b)                                   2,170           2,094,050
TRW Automotive, Inc.
   9.375%, 2/15/13                                     1,445           1,600,338
   11.00%, 2/15/13                                     1,045           1,201,750
United Auto Group, Inc.
   9.625%, 3/15/12                                     1,755           1,873,463
                                                                  --------------
                                                                      16,147,080
                                                                  --------------
Broadcasting/Media--1.5%
Albritton Communications
   7.75%, 12/15/12                                     2,880           2,836,799
Central European Media Enterprises Ltd.
   8.25%, 5/15/12(b)(c)                                  955           1,242,883
Corus Entertainment, Inc.
   8.75%, 3/01/12                                      1,690           1,812,525
Emmis Communications Corp.
   9.314%, 6/15/12 (b)(d)                                885             900,488
Paxson Communications
   12.25%, 1/15/09 (a)                                 1,910           1,785,850
                                                                  --------------
                                                                       8,578,545
                                                                  --------------
Building/Real Estate--3.1%
Associated Materials, Inc.
   11.25%, 3/01/14(a)                                  3,320           2,108,200
D.R. Horton, Inc.
   6.875%, 5/01/13                                     2,200           2,380,633
M/I Homes, Inc.
   6.875%, 4/01/12(b)                                  2,320           2,250,400
Meritage Homes Corp.
   6.25%, 3/15/15                                      3,305           3,073,650
Schuler Homes
   10.50%, 7/15/11                                     2,115           2,331,788

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

WCI Communities, Inc.
   6.625%, 3/15/15                                 $   1,865      $    1,706,475
William Lyon Homes, Inc.
   10.75%, 4/01/13                                     3,105           3,368,925
                                                                  --------------
                                                                      17,220,071
                                                                  --------------
Cable--9.4%
Cablevision Systems Corp.
  Series B
  8.00%, 4/15/12                                       4,350           4,262,999
Charter Communications Holdings
   11.75%, 5/15/11(a)                                 15,410          10,209,124
CSC Holdings, Inc.
   6.75%, 4/15/12(b)                                   4,340           4,079,600
DirecTV Holdings
   6.375%, 6/15/15(b)                                  2,820           2,805,900
   8.375%, 3/15/13                                     1,279           1,416,493
Echostar DBS Corp.
   6.375%, 10/01/11                                    1,690           1,675,213
Inmarsat Finance Plc
   7.625%, 6/30/12                                     4,080           4,304,399
   10.375%, 11/15/12(a)                                2,235           1,754,475
Innova S De. R.L.
   9.375%, 9/19/13(c)                                  3,425           3,861,688
Insight Communications Co., Inc.
   12.25%, 2/15/11(a)                                  2,260           2,265,650
Insight Midwest LP/Insight Captial, Inc.
   9.75%, 10/01/09                                     1,750           1,813,438
Intelsat Bermuda Ltd.
   7.805%, 1/15/12(b) (d)                                710             722,425
   8.625%, 1/15/15(b)                                  2,780           2,932,900
PanAmSat Corp.
   9.00%, 8/15/14                                      1,906           2,079,923
PanAmSat Holding Corp.
   10.375%, 11/01/14(a)                                7,405           5,090,937
Rogers Cable, Inc.
   6.75%, 3/15/15                                      2,690           2,743,800
                                                                  --------------
                                                                      52,018,964
                                                                  --------------
Chemicals--2.8%
Borden US Finance Corp./Nova Scotia Finance ULC
   9.00%, 7/15/14(b)                                   1,930           1,963,775
Equistar Chemical Funding
   10.125%, 9/01/08                                    2,175           2,354,438
   10.625%, 5/01/11                                    1,495           1,650,106
Huntsman Advanced Materials
   11.00%, 7/15/10                                     2,020           2,282,600
Huntsman LLC
   11.50%, 7/15/12                                     1,921           2,252,373
Quality Distribution
   9.00%, 11/15/10                                     3,940           3,624,799
Westlake Chemical Corp.
   8.75%, 7/15/11                                      1,333           1,449,638
                                                                  --------------
                                                                      15,577,729
                                                                  --------------

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

Consumer Manufacturing--2.7%
Broder Brothers Co.
   11.25%, 10/15/10                                $   2,092      $    2,112,920
 Jostens IH Corp.
   7.625%, 10/01/12                                    2,035           2,009,563
K2, Inc.
   7.375%, 7/01/14                                     2,125           2,236,563
Levi Strauss & Co.
   7.73%, 4/01/12(d)                                   2,105           1,989,225
North Atlantic Holding
   12.25%, 3/01/14(a)                                  2,555             689,850
Playtex Products, Inc.
   8.00%, 3/01/11                                      2,115           2,260,406
Rayovac Corp.
   7.375%, 2/01/15(b)                                  3,840           3,715,199
                                                                  --------------
                                                                      15,013,726
                                                                  --------------
Diversified Media--4.6%
American Media, Inc.
   8.875%, 1/15/11                                     2,810           2,662,475
Dex Media, Inc.
   8.00%, 11/15/13                                     3,135           3,330,938
Dex Media East LLC
   12.125%, 11/15/12                                   1,346           1,611,835
Dex Media West LLC
   Series B
   8.50%, 8/15/10                                        970           1,057,300
   9.875%, 8/15/13                                     2,784           3,173,760
Primedia, Inc.
   8.00%, 5/15/13                                      1,645           1,649,113
   8.875%, 5/15/11                                       802             840,095
Rainbow National Services LLC
   8.75%, 9/01/12(b)                                   2,246           2,453,755
   10.375%, 9/01/14(b)                                 2,155           2,478,250
WDAC Subsidiary Corp.
   8.375%, 12/01/14(b)                                 3,960           3,781,799
WMG Holdings Corp.
   9.50%, 12/15/14(a)(b)                               3,731           2,574,390
                                                                  --------------
                                                                      25,613,710
                                                                  --------------
Energy--4.0%
Amerada Hess Corp.
   7.30%, 8/15/31                                      2,705           3,263,766
Chesapeake Energy Corp.
   7.75%, 1/15/15                                      1,510           1,630,800
Grant Prideco
   9.00%, 12/15/09                                     1,835           2,009,325
HilCorp Energy
   10.50%, 9/01/10(b)                                  4,020           4,442,100
Kerr-McGee Corp.
   6.875%, 9/15/11                                     3,175           3,390,163
Premcor Refining Group
   9.50%, 2/01/13                                      1,715           1,972,250
Pride International, Inc.
   7.375%, 7/15/14                                     2,325           2,551,688
Star Gas Partners LP/Star Gas Finance Co.
   10.25%, 2/15/13                                     1,980           1,841,400

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

Universal Compression, Inc.
   7.25%, 5/15/10                                  $   1,110      $    1,159,950
                                                                  --------------
                                                                      22,261,442
                                                                  --------------
Entertainment/Leisure--1.8%
NCL Corp.
   10.625%, 7/15/14(b)                                 3,050           3,210,125
Royal Caribbean Cruises
   8.75%, 2/02/11                                      3,570           4,114,425
Six Flags, Inc.
   9.75%, 4/15/13                                        390             368,063
Universal City Development
   11.75%, 4/01/10                                     1,950           2,237,625
                                                                  --------------
                                                                       9,930,238
                                                                  --------------
Financial--3.6%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                                    1,475           1,600,375
Fairfax Financial Holdings
   7.375%, 4/15/18                                     3,235           2,733,575
   7.75%, 4/26/12 - 7/15/37                            3,610           3,373,700
   8.25%, 10/01/15                                       520             491,400
Liberty Mutual Group, Inc.
   5.75%, 3/15/14(b)                                   3,140           3,161,035
Markel Capital Trust I
   Series B
   8.71%, 1/01/46(e)                                   2,585           2,866,310
PXRE Capital Trust I
   8.85%, 2/01/27                                      2,715           2,815,243
Royal & Sun  Alliance Insurance
   8.95%, 10/15/29                                     2,170           2,807,995
                                                                  --------------
                                                                      19,849,633
                                                                  --------------
Fixed Communications--5.3%
Cincinnati Bell, Inc.
   8.375%, 1/15/14                                     3,790           3,884,750
Citizens Communications
   6.25%, 1/15/13                                      2,980           2,883,150
Eircom Funding
   8.25%, 8/15/13                                      2,645           2,869,825
Hawaiian Telcom Communications, Inc.
   9.75%, 5/01/13(b)                                   1,680           1,780,800
   12.50%, 5/01/15(b)                                  1,590           1,693,350
MCI, Inc.
   7.688%, 5/01/09                                     1,630           1,697,238
Qwest Capital Funding, Inc.
   7.25%, 2/15/11                                      4,505           4,313,538
Qwest Services Corp.
   13.50%, 12/15/10                                    5,848           6,754,439
Time Warner Telecom, Inc.
   10.125%, 2/01/11                                      590             590,000
Valor Telecommunications Enterprise
   7.75%, 2/15/15(b)                                   3,115           3,060,488
                                                                  --------------
                                                                      29,527,578
                                                                  --------------

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

Food & Beverage--0.7%
Dole Foods Co.
   8.875%, 3/15/11                                 $     812      $      866,810
Dominos, Inc.
   8.25%, 7/01/11                                      1,030           1,096,950
Foodcorp Ltd.
   8.875%, 6/15/12(b)(c)                               1,351           1,672,388
                                                                  --------------
                                                                       3,636,148
                                                                  --------------
Gaming--4.0%
Ameristar Casinos, Inc.
   10.75%, 2/15/09                                     1,395           1,517,063
Argosy Gaming Co.
   9.00%, 9/01/11                                      1,440           1,575,000
Boyd Gaming Corp.
   7.75%, 12/15/12                                     1,325           1,416,094
MGM Mirage
   8.375%, 2/01/11                                     3,055           3,329,950
Mohegan Tribal Gaming
   7.125%, 8/15/14                                     2,925           3,063,938
Penn National Gaming, Inc.
   6.875%, 12/01/11                                    2,460           2,521,500
Riviera Holdings Corp.
   11.00%, 6/15/10                                     3,395           3,751,474
Seneca Gaming Corp.
   7.25%, 5/01/12                                      2,955           3,054,731
Turning Stone Casino Entertainment
   9.125%, 12/15/10(b)                                 2,080           2,199,600
                                                                  --------------
                                                                      22,429,350
                                                                  --------------
Healthcare--7.0%
Concentra Operating Corp.
   9.125%, 6/01/12                                       970           1,028,200
   9.50%, 8/15/10                                      1,195           1,272,675
Coventry Health Care, Inc.
   5.875%, 1/15/12                                     1,040           1,058,200
   6.125%, 1/15/15                                     1,145           1,165,038
DaVita, Inc.
   7.25%, 3/15/15(b)                                   3,475           3,570,563
Extendicare Health Services, Inc.
   9.50%, 7/01/10                                      2,165           2,338,200
Genesis HealthCare Corp.
   8.00%, 10/15/13                                     2,055           2,224,538
Hanger Orthopedic Group
   10.375%, 2/15/09                                    2,800           2,583,000
HCA, Inc.
   6.375%, 1/15/15                                     3,855           3,999,978
Iasis Healthcare Corp.
   8.75%, 6/15/14                                      2,900           3,146,500
Pacificare Health Systems
   10.75%, 6/01/09                                     2,746           3,020,600
Select Medical Corp.
   7.625%, 2/01/15(b)                                  4,515           4,469,849
Triad Hospitals, Inc.
   7.00%, 11/15/13                                     3,375           3,467,813
Universal Hospital Services, Inc.
   10.125%, 11/01/11                                   1,785           1,802,850
Vanguard Health Holdings Co.
   11.25%, 10/01/15(a)                                 5,025           3,567,750
                                                                  --------------
                                                                      38,715,754
                                                                  --------------

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

Hotels/Lodging--2.4%
Gaylord Entertainment Co.
   8.00%, 11/15/13                                 $   2,120      $    2,228,650
Host Marriott LP
   Series G
   9.25%, 10/01/07                                     2,365           2,554,200
La Quinta Properties
   8.875%, 3/15/11                                     2,740           2,962,625
Starwood Hotels Resorts
   7.875%, 5/01/12                                     2,695           3,038,613
Vail Resorts, Inc.
   6.75%, 2/15/14                                      2,395           2,430,925
                                                                  --------------
                                                                      13,215,013
                                                                  --------------
Industrial--5.8%
Amsted Industries, Inc.
   10.25%, 10/15/11(b)                                 2,710           2,926,800
Amtrol, Inc.
   10.625%, 12/31/06                                   3,445           3,066,050
Case New Holland, Inc.
   9.25%, 8/01/11(b)                                   1,500           1,575,000
   9.25%, 8/01/11                                        515             540,750
Dayton Superior Corp.
   10.75%, 9/15/08                                     1,155           1,201,200
   13.00%, 6/15/09                                     1,555           1,368,400
Fastentech, Inc.
   11.50%, 5/01/11                                     2,650           2,875,250
Goodman Global Holdings Co., Inc.
   7.875%, 12/15/12(b)                                 2,930           2,710,250
Mueller Group, Inc.
   10.00%, 5/01/12                                     2,050           2,152,500
National Waterworks, Inc.
   Series B
   10.50%, 12/01/12                                    1,615           1,816,875
NMHG Holdings Co.
   10.00%, 5/15/09                                     1,690           1,774,500
Sensus Metering Systems
   8.625%, 12/15/13                                    3,825           3,557,250
Terex Corp.
   Series B
   10.375%, 4/01/11                                    1,945           2,110,325
Trimas Corp.
   9.875%, 6/15/12                                     2,620           2,200,800
Trinity Industries
   6.50%, 3/15/14                                      2,495           2,482,525
                                                                  --------------
                                                                      32,358,475
                                                                  --------------
Metals/Mining--2.7%
AK Steel Corp.
   7.875%, 2/15/09                                     5,070           4,613,700
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (b)(c)                               3,092           3,189,398
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10                                    2,125           2,364,063
International Steel Group
   6.50%, 4/15/14                                      2,581           2,477,760
Ispat Inland ULC
   9.75%, 4/01/14                                      2,193           2,554,845
                                                                  --------------
                                                                      15,199,766
                                                                  --------------

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

Mobile Communications--6.0%
American Cellular Corp.
   Series B
   10.00%, 8/01/11                                 $   2,225      $    2,258,375
Iridium LLC/Capital Corp.
   Series B
   14.00%, 7/15/05(f)                                 14,500           2,356,250
KYIVSTAR
   7.75%, 4/27/12(b)                                     900             900,000
  10.375%, 8/17/09(b)                                  5,675           6,242,500
MobiFon Holdings BV
   12.50%, 7/31/10                                     6,135           7,438,687
Mobile Telesystems Finance
   8.00%, 1/28/12(b)                                   3,256           3,296,700
Nextel Communications
   5.95%, 3/15/14                                      1,435           1,490,606
   6.875%, 10/31/13                                    2,880           3,078,000
Rogers Wireless, Inc.
   7.25%, 12/15/12                                     2,030           2,192,400
Rural Cellular Corp.
   9.75%, 1/15/10                                      2,905           2,701,650
Triton PCS, Inc.
   8.75%, 11/15/11                                       910             643,825
   9.375%, 2/01/11                                     1,325             950,688
                                                                  --------------
                                                                      33,549,681
                                                                  --------------
Paper/Packaging--5.4%
Abitibi-Consolidated, Inc.
   8.55%, 8/01/10                                      1,595           1,662,788
Anchor Glass Container Corp.
   11.00%, 2/15/13                                     1,750           1,365,000
Berry Plastics Plc
   10.75%, 7/15/12                                     2,545           2,777,231
Crown Holdings
   9.50%, 3/01/11                                      2,925           3,232,125
Georgia-Pacifice Corp.
   8.875%, 5/15/31                                     1,400           1,732,500
   9.375%, 2/01/13                                     3,185           3,603,031
Graphic Packaging International
   9.50%, 8/15/13                                      2,380           2,397,850
Hunstsman Packaging Corp.
   13.00%, 6/01/10                                     1,418           1,148,580
NewPage Corp.
   10.00%, 5/01/12(b)                                  2,810           2,817,025
Owens-Brockway Glass
   8.875%, 2/15/09                                     3,610           3,835,625
Pliant Corp.
   11.125%, 9/01/09                                      835             814,125
   13.00%, 6/01/10                                     2,395           1,939,950
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (e)(g)(h)                           2,720             952,119
Vitro Envases Norteamerica
   10.75%, 7/23/11(b)                                  1,740           1,687,800
                                                                  --------------
                                                                      29,965,749
                                                                  --------------

                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

Public Utilities - Electric & Gas--10.4%
AES Corp.
   8.75%, 5/15/13(b)                               $     540      $      603,450
   9.00%, 5/15/15(b)                                   2,470           2,772,575
Aquila, Inc.
   14.875%, 7/01/12(i)                                 1,550           2,030,500
Calpine Corp.
   8.50%, 7/15/10(b)                                   3,315           2,552,550
DPL Capital Trust II
   8.125%, 9/01/31                                     2,560           3,018,030
DPL, Inc.
   6.875%, 9/01/11                                     1,620           1,749,600
Dynegy Holdings, Inc.
   10.125%, 7/15/13(b)                                 2,165           2,446,450
Dynegy-Roseton Danskammer
   Series B
   7.67%, 11/08/16                                     2,630           2,524,800
Enterprise Products Operations, Inc.
  Series B
  5.60%, 10/15/14                                      3,090           3,179,768
FirstEnergy Corp.
  Series B
  6.45%, 11/15/11                                      3,430           3,747,707
Northwest Pipeline Corp.
   8.125%, 3/01/10                                     1,580           1,714,300
NRG Energy, Inc.
   8.00%, 12/15/13(b)                                  2,399           2,530,945
Ormat Funding Corp.
   8.25%, 12/30/20                                     2,385           2,409,167
Reliant Energy, Inc.
   6.75%, 12/15/14                                     2,045           1,998,988
   9.50%, 7/15/13                                      2,640           2,930,400
Semco Energy
   7.125%, 5/15/08                                       520             529,404
   7.75%, 5/15/13                                        890             928,996
Southern Natural Gas
   7.35%, 2/15/31                                      2,225           2,366,915
   8.875%, 3/15/10                                     1,780           1,952,532
TECO, Energy, Inc.
   6.75%, 5/01/15(b)                                   2,395           2,538,700
   7.00%, 5/01/12                                      2,010           2,170,800
TXU Corp.
   5.55%, 11/15/14(b)                                  2,300           2,230,669
   6.50%, 11/15/24(b)                                  2,285           2,238,253
Williams Cos., Inc.
   7.625%, 7/15/19                                     4,495           5,056,874
   7.875%, 9/01/21                                     1,435           1,632,313
                                                                  --------------
                                                                      57,854,686
                                                                  --------------
Retail--0.4%
JC Penney Co., Inc.
   8.00%, 3/01/10                                      1,885           2,073,500
                                                                  --------------
Service--3.0%
Allied Waste North American
   6.375%, 4/15/11                                     3,545           3,403,199
H&E Equipment/Finance
   11.125%, 6/15/12                                    3,068           3,382,470
Service Corp. International
   6.50%, 3/15/08                                      2,215           2,264,838
Stewart Enterprises, Inc.
   6.25%, 2/15/13(b)                                   2,520           2,494,800

                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

United Rentals North America
   6.50%, 2/15/12                                  $   2,770      $    2,724,988
Williams Scotsman, Inc.
   9.875%, 6/01/07                                     2,450           2,462,250
                                                                  --------------
                                                                      16,732,545
                                                                  --------------
Supermarkets & Drugs--1.6%
Couche-Tard
   7.50%, 12/15/13                                     1,850           1,942,500
Duane Reade, Inc.
   9.75%, 8/01/11                                      2,300           1,874,500
Rite Aid Corp.
   11.25%, 7/01/08                                     1,930           2,038,563
Roundy's, Inc.
   Series B
   8.875%, 6/15/12                                     1,565           1,611,950
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                                     1,725           1,681,875
                                                                  --------------
                                                                       9,149,388
                                                                  --------------
Technology--2.8%
Amkor Technology, Inc.
   7.75%, 5/15/13                                        360             309,600
Celestica, Inc.
   7.875%, 7/01/11                                     3,950           4,048,750
Flextronics International Ltd.
   6.50%, 5/15/13                                      2,145           2,220,075
Lucent Technologies, Inc.
   6.45%, 3/15/29                                        925             827,875
   6.50%, 1/15/28                                      1,860           1,650,750
Nortel Networks Corp.
   6.875%, 9/01/23                                     1,765           1,650,275
SCG Holding & Semiconductor Co.
   0.00%, 8/04/11(b)                                     750           1,200,000
Telcordia Technologies, Inc.
   10.00%, 3/15/13(b)                                  1,595           1,491,325
Unisys Corp.
   6.875%, 3/15/10                                     2,475           2,431,688
                                                                  --------------
                                                                      15,830,338
                                                                  --------------
Transportation--0.7%
ATA Airlines, Inc.
   6.99%, 4/15/16(b)                                   3,094           2,722,378
Horizon Lines LLC
   9.00%, 11/01/12(b)                                  1,190           1,246,525
                                                                  --------------
                                                                       3,968,903
                                                                  --------------
Total Corporate Debt Obligations
   (cost $532,564,721)                                               535,036,787
                                                                  --------------
NON-CONVERTIBLE PREFERRED STOCKS--1.2%
Paxson Communications
   14.25%, 11/15/06 (g)                                  298           1,919,459
Sovereign REIT
   Series A
   12.00%, 8/29/49(b)                                  3,175           4,603,750
                                                                  --------------
Total Non-Convertible Preferred Stocks
   (cost $5,647,974)                                                   6,523,209
                                                                  --------------

                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)         U.S.$ Value
--------------------------------------------------------------------------------

COMMON STOCKS(j)--0.0%
Phase Metrics, Inc.(e)                             $ 216,818      $        2,168
Versatel Telecom International NV(c)                  45,165             101,156
                                                                  --------------
Total Common Stocks
   (cost $2,157,649)                                                     103,324
                                                                  --------------

WARRANTS--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10 (e)(f)(h)                  200                   2
   (cost $7,317)
                                                                  --------------

SHORT-TERM INVESTMENT- 1.4%
Time Deposit- 1.4%
The Bank of New York
     2.063%, 7/01/05                               $   7,784           7,784,000
     (cost $7,784,000)                                            --------------
Total Investments--98.7%
   (cost $548,161,661)                                               549,447,322

Other assets less liabilities--1.3%                                    6,961,248
                                                                  --------------

Net Assets--100%                                                  $  556,408,570
                                                                  --------------


FORWARD EXCHANGE CURRENCY CONTRACTS

                                        U.S. $
                            Contract   Value on        U.S. $
                             Amount   Origination      Current       Unrealized
                             (000)       Date           Value       Appreciation
--------------------------------------------------------------------------------
Sale Contracts
Euro, settling 7/14/05         955    $ 1,178,566    $ 1,156,728      $ 21,838
Euro, settling 8/18/05       1,367      1,660,444      1,658,145         2,299

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $120,273,955 or 21.6% of net assets.
(c) Positions, or portion thereof, with an aggregate market value of $ 6,748,892 have been segregated to collateralize forward exchange currency contracts.
(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2005.
(e)   Illiquid security, valued at fair value (see Note A).
(f)   Security is in default and is non-income producing
(g)   Pay-In-Kind Payments (PIK).
(h) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.17% of net assets as of June 30, 2005 are considered illiquid and restricted.

                                  Acquisition      Acquisition     Market      Percentage of
    Restricted Securities            Date             Cost          Value        Net Assets
    ------------------------    ---------------  --------------   ---------    -------------
    Russell-Stanley                 2/10/99-       $9,119,899     $952,119         0.17%
    Holdings, Inc.                  5/31/05
    9.00%, 11/30/08
    Pilant Corp.- warrants          10/04/04            7,317            2         0.00
    expiring 6/01/10

(i) The coupon on this security varies along with its rating. If its rating falls below Baa3/BBB- by either Moody's or Standard & Poor's, the coupon steps up 50 basis points. The security is currently rated B2/ B-.
(j)   Non-income producing security.

Please note: The industry classification presented herein are based on the industry categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Yield Fund, Inc.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

By:     /s/ Mark D. Gersten
        -------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   August 23, 2005